Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 78,975,000.00
Total Fee Amount	10,906.45
Total Offset Amount	0.00
Net Fee	$ 10,906.45
Offering Table N/A
Offset Table N/A	N/A